State Street SPDR MSCI USA Climate Paris Aligned ETF Average Annual Total Returns		12 Months Ended	16 Months Ended	32 Months Ended	36 Months Ended	53 Months Ended	60 Months Ended	74 Months Ended	84 Months Ended	106 Months Ended	108 Months Ended	109 Months Ended		110 Months Ended	117 Months Ended	120 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI USA Climate Paris Aligned Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.62%		13.32%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	25.43%	13.19%	9.76%	16.19%	14.53%	14.93%	13.77%	15.02%	15.54%	14.15%	14.14%	14.37%	13.18%	13.10%
State Street SPDR MSCI USA Climate Paris Aligned ETF
Prospectus [Line Items]
Average Annual Return, Percent		24.33%		13.22%
Performance Inception Date	Apr. 22, 2022
State Street SPDR MSCI USA Climate Paris Aligned ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.80%		12.46%
State Street SPDR MSCI USA Climate Paris Aligned ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.52%		10.25%